Audit, Audit Related and Other Non-Audit Services - Summary of Total Fees Received by Company's Auditors from the BT Pension Scheme (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Auditor Remuneration [Line Items]
Audit services fees	£ 14,167	£ 11,238	£ 9,935
Audit related assurance services	958	803	3,009
Total services	17,361	13,672	14,809
Audit Related Assurance Services
Auditor Remuneration [Line Items]
Audit related assurance services	2,236	1,631	1,865
Tax Compliance Services
Auditor Remuneration [Line Items]
Taxation services fees			366
Tax Advisory Services
Auditor Remuneration [Line Items]
Taxation services fees			111
All Other Non Audit Services
Auditor Remuneration [Line Items]
Audit related assurance services	210	592	2,332
BT Pension Scheme [Member]
Auditor Remuneration [Line Items]
Total services	1,120	2,137	2,122
BT Pension Scheme [Member] | Audit Of Financial Statements Of Associates [Member]
Auditor Remuneration [Line Items]
Audit services fees	1,005	345	251
BT Pension Scheme [Member] | Audit Related Assurance Services
Auditor Remuneration [Line Items]
Audit related assurance services	53
BT Pension Scheme [Member] | Tax Compliance Services
Auditor Remuneration [Line Items]
Taxation services fees		153	210
BT Pension Scheme [Member] | Tax Advisory Services
Auditor Remuneration [Line Items]
Taxation services fees		1,074	493
BT Pension Scheme [Member] | All Other Non Audit Services
Auditor Remuneration [Line Items]
Audit related assurance services	£ 62	£ 565	£ 1,168